UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: October 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Acadian Emerging Markets Portfolio

Annual Report	October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-866-AAM-6161.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-AAM-6161. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary.

Investment Adviser: Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

The Portfolio files its complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports or Form N-PORT within sixty days after period end. The Portfolio’s Form N-Q and Form N-PORT reports are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019
(Unaudited)

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the twelve months from November 1, 2018 to October 31, 2019, focusing on the portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the twelve months ended October 31, 2019, the Acadian Emerging Markets Portfolio posted a return of 7.72%, versus 12.29% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Despite ending the year in positive territory, emerging markets equities have felt the strain of global economic threats and market risks, including ongoing trade conflicts, financial tightening, and diverging global growth. The asset class ended 2018 in negative territory as some developing economies were susceptible to the headwinds created by a strengthening U.S. dollar and a sharp dive in crude oil prices. Emerging market equities reversed course in early 2019, closing out the first quarter with an impressive gain, buoyed by a steadying economic situation in China, the Fed’s dovish tilt, and encouraging trade talks between the U.S. and China. However, EM equities were unable to maintain this momentum going into Q2, as the asset class saw a tepid return against the backdrop of slowing growth, a relatively strong U.S. dollar, and most notably, depressed global trade. Emerging markets continued to decline in Q3; though many economies implemented fiscal and monetary stimulus to get ahead of a softening global growth outlook, deterioration in US-China trade relations weighed on the asset class.

For the full period, emerging markets collectively advanced 12.29%. Egypt, Russia, Greece, and Taiwan were among the stronger performers in the asset class. Meanwhile, weaker performers included Argentina, Pakistan, Chile, and Saudi Arabia.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions. The portfolio was attractively valued relative to the MSCI Emerging Markets Index on important measures such as share price relative to earnings and book value. Significant country overweight positions included Turkey, Brazil, Korea, and Poland. The portfolio was generally underweighted relative to the benchmark in Taiwan, India, South Africa, and China.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019
(Unaudited)

Portfolio Performance

The portfolio underperformed the benchmark for the period, largely driven by stock selection. The portfolio benefitted most from a market overweight in Brazilian consumer staples stocks, led by a position in JBS. A lack of exposure to Saudi Arabia also contributed positively to return. Stock selection in Chile—particularly in utilities—delivered positive results, owing primarily to a holding in Enel Americas.

Conversely, stock selection in Chinese communication services detracted most from return, as a lack of exposure to Tencent and a position in China Telecom proved costly to return. Stock selection in Taiwanese information technology stocks and Mexican materials stocks also yielded negative results, driven respectively by a lack of exposure to Taiwan Semiconductor and a position in Ternium.

We continue to view the asset class positively and believe it forms an essential part of global portfolio diversification. Please let us know if we can provide any additional information.

Sincerely,

Brendan O. Bradley, Ph.D.	Ryan D. Taliaferro, Ph.D.
Chief Investment Officer	Director, Equity Strategies

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not protect against market loss. Holdings are subject to change.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019
(Unaudited)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019
(Unaudited)

Growth of a $10,000 Investment

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED OCTOBER 31(1)
	1 Year	5 Years	10 Years	Annualized Since Inception
Investor Class Shares†	7.72%	1.63%	3.96%	7.19%
I Class Shares	7.86%	N/A	N/A	5.64%
Y Class Shares	7.89%	N/A	N/A	5.57%
MSCI Emerging Markets Index	12.29%	3.32%	4.14%	6.86%

(1) Past performance is not an indication of future performance. Investor Class Shares were offered beginning 6/17/93. I Class Shares and Y Class Shares were offered beginning 10/31/16. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and/or reimbursements, performance would have been lower.

† The graph is based on Investor Class Shares only. Returns for I Class Shares and Y Class Shares would be different due to differences in fee structures.

N/A — Not available.

(See definition of comparative index on page 2-3).

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

SECTOR WEIGHTINGS† (Unaudited)

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 102.6%

	Shares	Value

Brazil — 9.4%
B3 - Brasil Bolsa Balcao	291,300	$3,516,228
Banco do Brasil*	1,060,900	12,700,114
BR Malls Participacoes	105,649	402,523
BR Properties*	76,700	224,525
Cia de Saneamento Basico do Estado de Sao Paulo*	428,780	5,847,146
Cia de Saneamento de Minas Gerais*	14,100	239,072
Cia de Saneamento do Parana	18,000	409,326
Cia Siderurgica Nacional	1,519,785	4,490,575
Construtora Tenda	9,400	54,541
Cyrela Brazil Realty Empreendimentos e Participacoes	170,041	1,145,196
Direcional Engenharia	27,800	82,003
EDP - Energias do Brasil	2,206,700	10,404,862
Even Construtora e Incorporadora*	172,994	523,231
IRB Brasil Resseguros S	662,838	6,227,586
JBS	2,648,307	18,681,113
JHSF Participacoes	25,766	28,847
Neoenergia	66,892	350,264
Nova Embrapar Participacoes(A) (B)	854	—
Petrobras Distribuidora	1,490,910	10,557,747
Porto Seguro	345,400	4,938,346
Seara Alimentos* (A) (B)	911	—
Ser Educacional	7,600	44,552
Smiles Fidelidade	11,900	109,371
Sul America	920,588	11,213,246
TOTVS*	119,800	1,863,987

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

COMMON STOCK — continued
	Shares	Value

Brazil — (continued)
Transmissora Alianca de Energia Eletrica	596,449	$4,269,804
Vale ADR, Cl B*	212,517	2,494,950
Wiz Solucoes e Corretagem de Seguros	36,481	95,876
YDUQS Part	697,900	6,809,332

		107,724,363

Chile — 1.8%
Cia Cervecerias Unidas ADR	67,760	1,345,036
Enel Americas ADR	2,045,240	19,552,494

		20,897,530

China — 32.8%
Agile Group Holdings	3,384,592	4,578,471
Agricultural Bank of China, Cl H	26,342,000	10,858,244
Alibaba Group Holding ADR*	266,275	47,042,804
Anhui Conch Cement, Cl H	146,500	877,772
Anhui Hengyuan Coal Industry and Electricity Power, Cl A	553,320	428,632
Apeloa Pharmaceutical, Cl A	998,900	1,851,445
Autohome ADR*	92,067	7,785,185
Bank of China, Cl H	74,177,000	30,386,637
Bluefocus Intelligent Communications Group, Cl A	1,137,683	916,887
Changyou.com ADR*	28,959	276,848
China Communications Services, Cl H	3,116,900	1,929,181
China Construction Bank, Cl H	51,304,000	41,313,209
China Lilang	4,000	3,226
China Merchants Bank, Cl A	255,685	1,290,164
China Mobile	823,500	6,704,905
China National Chemical Engineering, Cl A	2,530,050	2,150,510
China Sports International* (A) (B)	670,000	—
China Telecom, Cl H	44,170,000	18,827,047
China Union Holdings, Cl A	417,100	237,144
China United Network Communications, Cl A	15,852,630	13,835,055
China Yuchai International	15,668	217,002
Chinese Universe Publishing and Media Group, Cl A	336,400	568,524
Chongqing Dima Industry, Cl A	3,612,337	1,643,045
Cinda Real Estate, Cl A	919,290	500,452
CNOOC	11,263,221	16,903,564
Country Garden Holdings	6,171,407	8,600,331
Dashang, Cl A*	229,044	847,105
Financial Street Holdings, Cl A	183,800	205,343
Fujian Sunner Development, Cl A	88,100	361,396
Gansu Qilianshan Cement Group, Cl A	290,100	413,168
G-bits Network Technology Xiamen, Cl A	8,878	339,389
Gemdale Properties & Investment	1,694,000	196,727

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

COMMON STOCK — continued
	Shares	Value

China — (continued)
Greenland Holdings, Cl A	8,958,623	$8,684,340
Greenland Hong Kong Holdings	698,000	241,398
Hangzhou Binjiang Real Estate Group, Cl A	989,600	602,025
Industrial & Commercial Bank of China, Cl H	49,682,000	35,759,095
JD.com ADR*	173,147	5,393,529
Jiangsu Guotai International Group, Cl A	332,400	251,825
Jiangxi Wannianqing Cement, Cl A	608,100	812,482
Joincare Pharmaceutical Group Industry, Cl A	118,824	156,734
Lens Technology, Cl A	370,370	694,898
LexinFintech Holdings ADR*	11,782	133,608
Logan Property Holdings	1,028,000	1,571,659
Longfor Group Holdings	2,160,000	8,986,275
Lonking Holdings	206,000	57,310
Luxshare Precision Industry, Cl A	78,110	353,168
Maoye Commericial, Cl A	1,255,739	865,670
NetEase ADR	69,629	19,904,146
NVC Lighting Holding*	1,000	143
PetroChina, Cl H	29,032,000	14,264,154
Poly Property Group	1,700,666	616,376
Powerlong Real Estate Holdings	436,000	289,889
Qudian ADR*	224,447	1,555,418
Risen Energy, Cl A	294,600	499,556
RiseSun Real Estate Development, Cl A	1,576,798	1,949,874
Sailun Group, Cl A	807,400	491,184
Sany Heavy Industry, Cl A	6,406,710	12,266,308
Shandong Yisheng Livestock & Poultry Breeding, Cl A	315,700	1,467,798
Shanghai Prime Machinery, Cl H	184,000	18,551
Shanghai Shimao, Cl A	1,802,656	1,032,593
Shanxi Taigang Stainless Steel, Cl A	1,567,600	837,788
Shenzhen Gongjin Electronics, Cl A	350,466	611,724
Shenzhen Goodix Technology, Cl A	17,000	439,776
Shimao Property Holdings	484,879	1,630,506
Shui On Land	2,627,000	529,694
Sinotruk Hong Kong	3,437,148	5,211,023
TCL Electronics Holdings	131,000	62,190
Tianneng Power International	1,659,612	1,086,506
Tingyi Cayman Islands Holding	688,000	916,637
Universal Scientific Industrial Shanghai, Cl A	165,000	343,818
Vipshop Holdings ADR*	854,469	9,860,573
Weichai Power, Cl H	4,757,000	7,515,574
Weiqiao Textile, Cl H	891,000	235,373
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	175,300	455,231

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

COMMON STOCK — continued
	Shares	Value

China — (continued)
XCMG Construction Machinery, Cl A	2,300,798	$1,478,183
Xinjiang Tianshan Cement, Cl A	411,700	592,206
Yuexiu Property	1,881,882	415,477
Zhejiang Jingxin Pharmaceutical, Cl A	155,100	217,811
Zhengzhou Yutong Bus, Cl A	99,800	202,851
Zhongsheng Group Holdings	144,000	478,717

		374,131,076

Colombia — 1.0%
Almacenes Exito	196,389	1,040,048
Banco de Bogota	2,628	67,660
Ecopetrol ADR	576,780	10,526,235
Grupo Aval Acciones y Valores ADR	16,755	136,553
Interconexion Electrica ESP	3,125	18,029

		11,788,525

Egypt — 0.1%
Emaar Misr for Development SAE *	2,851,974	540,709

Greece — 0.4%
Athens Water Supply & Sewage	18,802	166,711
Eurobank Ergasias*	824,316	834,778
Hellenic Petroleum	41,969	399,272
Hellenic Telecommunications Organization	67,498	1,023,815
JUMBO	17,593	343,376
Motor Oil Hellas Corinth Refineries	43,338	1,070,134
Piraeus Bank*	314,548	1,098,052
Public Power *	20,462	72,343

		5,008,481

Hong Kong — 2.9%
Asia Cement China Holdings	1,528,561	1,860,970
Bosideng International Holdings	802,000	415,536
China Aoyuan Group	820,885	1,053,874
China BlueChemical	800,000	194,999
China Foods	218,000	89,860
China Meidong Auto Holdings	108,000	107,780
China National Building Material, Cl H	1,643,215	1,388,228
China Overseas Grand Oceans Group	1,658,352	861,350
China Resources Land	54,519	232,730
China Unicom Hong Kong	80,000	79,327
Country Garden Services Holdings	142,000	482,941
Dah Chong Hong Holdings	52,000	23,757
Dongyue Group	606,000	284,596
HKC Holdings	39,000	31,355

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

COMMON STOCK — continued
	Shares	Value

Hong Kong — (continued)
Hopson Development Holdings	254,000	$245,379
IGG	776,333	508,246
Lenovo Group	5,668,000	3,963,864
Li Ning	2,151,500	7,317,233
Maoye International Holdings	286,000	17,702
Pou Sheng International Holdings	192,000	72,527
Road King Infrastructure	181,865	333,282
Ronshine China Holdings	87,500	97,930
Sunac China Holdings	2,461,000	11,212,131
Times China Holdings	333,000	596,650
Uni-President China Holdings	666,000	688,443
Yihai International Holding	149,000	1,015,397

		33,176,087

Hungary — 1.4%
OTP Bank Nyrt	352,863	16,253,359

India — 4.5%
Balrampur Chini Mills	189,987	436,472
Bharat Electronics	197,226	328,530
Bharat Petroleum	116,044	861,551
DCM Shriram	2,352	12,196
Gujarat State Petronet	56,779	167,506
HCL Technologies	610,443	10,007,121
Hexaware Technologies	83,634	392,355
Hinduja Global Solutions	4,050	32,869
Hindustan Unilever	39,781	1,220,064
Infosys	824,138	7,966,149
Infosys ADR	29,711	284,929
Mahanagar Gas	27,128	390,022
Manappuram Finance	410,836	980,915
Muthoot Finance*	47,173	470,641
NIIT Technologies	19,357	422,652
Nucleus Software Exports	12,776	54,839
Power Finance*	1,441,320	2,218,001
Redington India	34,423	57,680
Reliance Capital*	641,699	174,609
Sandur Manganese & Iron Ores	1,514	13,295
Shriram City Union Finance	1,240	23,087
Sobha	11,695	69,837
Sonata Software	20,072	88,575
Tata Consultancy Services	739,387	23,659,654
Wipro	148,522	542,964
WNS Holdings ADR*	2,296	141,985

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

COMMON STOCK — continued
	Shares	Value

India — (continued)
Wpil	1,565	$14,638

		51,033,136

Indonesia — 0.6%
Adaro Energy	4,661,100	434,996
Alam Sutera Realty*	2,892,200	56,455
Bank Negara Indonesia Persero	9,267,400	5,067,129
Jaya Real Property	264,450	12,528
Lippo Cikarang*	300,646	27,844
Media Nusantara Citra	3,730,100	349,440
Pakuwon Jati	2,507,900	111,665
Panin Financial*	3,574,700	73,852
Perusahaan Gas Negara	3,140,000	471,995
Ramayana Lestari Sentosa	843,000	70,265

		6,676,169

Malaysia — 0.9%
Aeon M	107,700	42,786
AFFIN Bank	47,600	22,100
AMMB Holdings	663,900	633,950
Bermaz Auto	1,351,359	737,369
Dayang Enterprise Holdings*	861,900	402,227
Frontken	247,800	113,270
Greatech Technology*	196,700	89,912
Hong Leong Financial Group	88,800	370,204
IOI Properties Group	337,200	83,927
KSL Holdings*	537,800	99,104
Lingkaran Trans Kota Holdings	61,400	67,741
Malaysia Airports Holdings	326,796	619,415
Malaysian Pacific Industries	12,569	32,186
MBM Resources	251,300	247,180
MMC	800	193
Petron Malaysia Refining & Marketing	18,961	22,961
RHB Bank	102,600	141,187
Telekom Malaysia	576,400	518,670
Tenaga Nasional	1,640,449	5,441,336

		9,685,718

Mexico — 1.0%
Bio Pappel*	13,442	15,653
Bolsa Mexicana de Valores	46,346	101,454
Concentradora Fibra Danhos‡	46,560	70,191
Credito Real SOFOM ER	47,840	59,239
Fibra Uno Administracion‡	142,263	216,244
Gentera	373,084	368,497

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

COMMON STOCK — continued
	Shares	Value

Mexico — (continued)
Grupo Famsa, Cl A*	1,906	$536
Grupo Financiero Banorte, Cl O	1,661,839	9,086,488
Grupo Financiero Inbursa, Cl O	703,562	875,224
Macquarie Mexico Real Estate Management‡	67,318	95,536
Prologis Property Mexico‡	19,208	41,119
Qualitas Controladora	87,746	379,466

		11,309,647

Philippines — 0.0%
Globe Telecom	2,490	89,502
Megaworld	1,085,500	103,320
SSI Group	362,992	18,455

		211,277

Poland — 2.6%
Asseco Poland	39,053	524,366
Bank Millennium*	80,898	130,113
CD Projekt	49,223	3,247,908
Cyfrowy Polsat	11,624	84,275
Enea*	223,628	494,298
Energa*	143,139	230,407
Jastrzebska Spolka Weglowa	12,472	63,198
LiveChat Software	7,361	73,019
LPP	1,143	2,439,680
PKP Cargo	5,193	32,621
PlayWay	1,863	87,088
Polski Koncern Naftowy ORLEN	604,294	16,512,450
Polskie Gornictwo Naftowe i Gazownictwo	872,124	1,073,763
Powszechna Kasa Oszczednosci Bank Polski	494,891	4,937,706

		29,930,892

Qatar — 0.0%
Al Khalij Commercial Bank PQSC	98,630	32,507
United Development QSC	575,807	221,403

		253,910

Russia — 4.5%
Globaltrans Investment GDR	104,607	894,390
LSR Group PJSC GDR	89,361	189,445
Magnitogorsk Iron & Steel Works PJSC GDR	82,418	602,476
MMC Norilsk Nickel PJSC ADR	567,933	15,731,744
Novolipetsk Steel PJSC GDR	252,928	4,947,272
QIWI ADR	80,072	1,550,194
Sberbank of Russia PJSC ADR	1,290,672	18,972,879
Severstal PJSC GDR	125,634	1,716,160
Sistema PJSFC GDR	2,542	11,475

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

COMMON STOCK — continued
	Shares	Value

Russia — (continued)
Tatneft PJSC ADR	81,956	$5,736,920
VEON ADR	317,346	761,630
X5 Retail Group GDR	807	27,002

		51,141,587

South Africa — 4.2%
African Rainbow Minerals	54,729	547,634
Alexander Forbes Group Holdings	3,095	1,059
Allied Electronics, Cl A	16,807	28,163
Alviva Holdings	11,326	10,831
Anglo American Platinum	11,329	845,471
Astral Foods	38,996	416,245
FirstRand	3,554,533	15,360,908
Gold Fields ADR	119,877	740,840
Harmony Gold Mining ADR*	436,743	1,519,865
Impala Platinum Holdings*	94,951	652,570
Kumba Iron Ore	226,385	5,513,064
Lewis Group	21,364	39,729
Liberty Holdings	4,097	31,552
MiX Telematics ADR	19,673	247,683
Momentum Metropolitan Holdings	3,272,219	4,374,364
Motus Holdings	212,028	1,005,802
Peregrine Holdings	18,277	22,498
Standard Bank Group	1,084,151	12,446,158
Super Group*	130,054	243,058
Telkom	842,889	3,856,745

		47,904,239

South Korea — 17.5%
Cheil Worldwide	34,647	737,044
CJ Corp	59,064	4,183,140
CJ Hello	70,414	369,788
Daelim Industrial	13,087	1,023,608
Danawa	14,683	309,195
Deutsch Motors*	108,278	751,976
Dongyang E&P	15,443	159,282
Fila Korea	18,505	916,144
GOLFZON	615	36,104
Gravity ADR*	6,773	225,676
GS Engineering & Construction	3,553	94,364
Hana Financial Group	574,585	16,643,186
Handsome	2,901	72,809
Hanwha	222,699	4,546,049
Hite Holdings	1,151	13,306

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

COMMON STOCK — continued
	Shares	Value

South Korea — (continued)
Hyundai Glovis	1,309	$169,890
Hyundai Hy Communications & Network	6,784	21,516
Hyundai Mobis	3,504	716,792
Industrial Bank of Korea	7,076	71,766
Innocean Worldwide	7,068	390,017
Interpark	43,683	202,749
Interpark Holdings	72,238	149,015
JB Financial Group	94,135	432,061
Kginicis	7,049	99,060
Kia Motors	472,942	17,296,560
KIWOOM Securities	5,076	301,912
Korea Investment Holdings	2,592	151,049
KT	413,816	9,425,522
LG Display*	396,061	4,646,726
LG Electronics	230,997	13,282,650
LG Uplus	442,182	5,111,821
Lotte Data Communication	1,973	75,125
Mcnex	19,649	410,392
Meritz Securities	117,750	456,446
Neowiz*	19,474	285,386
NHN*	26,216	1,300,153
Partron	28,858	293,925
POSCO	8,003	1,454,841
Samsung Electronics	1,796,820	77,837,232
Samsung SDS	1,933	334,779
Samsung Securities	7,064	204,005
Seoul Semiconductor	1,806	20,800
SK Hynix	389,231	27,433,016
SK Telecom	33,902	6,905,990
Youngone	17,015	508,205

		200,071,072

Taiwan — 9.1%
Acer	1,495,000	874,197
ACES Electronic	35,000	30,412
A-DATA Technology	108,000	179,524
Arcadyan Technology	121,000	374,442
Asia Tech Image	54,000	94,019
AU Optronics	8,156,000	2,089,874
Avalue Technology	34,000	89,913
Cathay Real Estate Development	146,000	105,038
Chenbro Micom	97,000	243,452
China Life Insurance*	195,000	160,789
China Motor	77,000	104,722

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

COMMON STOCK — continued
	Shares	Value

Taiwan — (continued)
ChipMOS Technologies	224,335	$222,563
Chong Hong Construction	320,000	862,010
Compeq Manufacturing	594,000	834,201
Coretronic	203,000	262,749
Darfon Electronics	235,444	316,344
D-Link*	388,000	152,317
Elan Microelectronics	389,500	1,206,611
Eson Precision Industries	68,000	83,993
Eva Airways	62,504	29,260
Everlight Electronics	119,000	109,264
Farglory Land Development	104,000	132,219
Fubon Financial Holding	3,160,520	4,625,455
Gamania Digital Entertainment	93,000	176,893
Grand Ocean Retail Group	92,000	89,611
Hon Hai Precision Industry	3,601,648	9,536,401
Innolux	23,548,640	5,237,243
International Games System	44,000	566,614
Inventec	1,499,000	1,088,284
Jinli Group Holdings	45,765	19,544
King Yuan Electronics	425,000	534,034
Lanner Electronics	431,720	975,750
Lian HWA Food	18,950	25,897
Lite-On Technology	988,061	1,629,430
Macronix International	486,182	496,715
MediaTek	627,000	8,403,804
Nanya Technology	747,000	1,717,777
Novatek Microelectronics	509,000	3,277,344
On-Bright Electronics	12,000	70,761
Pan-International Industrial	219,000	169,068
Pegatron	2,540,343	4,948,747
Phison Electronics	60,000	546,969
Pou Chen	412,000	551,535
Powertech Technology	129,000	406,826
President Securities	16,000	6,938
Radiant Opto-Electronics	534,000	2,122,633
Radium Life Tech	262,140	104,630
Realtek Semiconductor	456,000	3,392,980
Shin Zu Shing	124,000	492,896
Simplo Technology	277,000	2,557,021
Sino-American Silicon Products	1,711,000	5,159,896
SinoPac Financial Holdings	649,000	266,503
Sitronix Technology	57,000	340,796
Star Comgistic Capital*	342,000	116,844

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

COMMON STOCK — continued
	Shares	Value

Taiwan — (continued)
Synnex Technology International	121,000	$144,490
Taiwan Business Bank	2,609,250	1,101,456
Taiwan PCB Techvest	188,000	226,041
Taiwan Surface Mounting Technology	981,829	3,209,277
Teco Electric and Machinery	41,000	36,433
Topco Scientific	33,000	105,156
Topkey	27,000	117,968
TPK Holding*	172,000	374,619
Tripod Technology	50,000	193,821
Unimicron Technology	3,418,000	5,294,220
United Microelectronics	28,366,000	13,045,909
Winbond Electronics	2,380,625	1,341,230
Wistron	1,298,000	1,191,804
Yea Shin International Development	20,975	11,679
Yuanta Financial Holding	8,813,000	5,515,273
Zhen Ding Technology Holding	830,000	3,953,614

		104,076,742

Thailand — 2.4%
Bangchak NVDR	115,900	94,808
Diamond Building Products NVDR	134,500	26,504
Krung Thai Bank	713,100	392,034
Pruksa Holding NVDR	175,800	91,990
PTT NVDR	11,973,783	17,943,821
PTT Exploration & Production NVDR	905,000	3,611,608
Supalai NVDR	433,681	232,675
Thai Oil NVDR	918,579	2,083,877
Thanachart Capital	843,000	1,479,682
Thanachart Capital NVDR	854,350	1,499,604

		27,456,603

Turkey — 5.2%
Akbank T.A.S.*	3,469,132	4,192,873
Anadolu Cam Sanayii	43,913	25,731
Arcelik*	4,408	13,662
Deva Holding*	24,790	30,482
Dogus Otomotiv Servis ve Ticaret*	66,684	97,158
Eregli Demir ve Celik Fabrikalari	5,013,895	5,735,428
Haci Omer Sabanci Holding	4,977,185	7,199,496
KOC Holding	1,041,929	3,413,412
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	21,705	22,133
TAV Havalimanlari Holding	29,794	135,909
Tekfen Holding	26,121	77,441
Torunlar Gayrimenkul Yatirim Ortakligi‡ *	317,541	96,086

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

COMMON STOCK — continued
	Shares	Value

Turkey — (continued)
Turk Sise ve Cam Fabrikalari	6,023,737	$4,583,192
Turkiye Garanti Bankasi, Cl C*	7,820,638	12,584,699
Turkiye Halk Bankasi*	2,251,481	2,063,538
Turkiye Is Bankasi, Cl C*	8,762,624	8,889,452
Turkiye Vakiflar Bankasi TAO, Cl D*	10,074,057	7,647,279
Ulker Biskuvi Sanayi*	58,193	187,182
Vestel Beyaz Esya Sanayi ve Ticaret	63,656	166,120
Vestel Elektronik Sanayi ve Ticaret*	47,332	84,361
Yapi ve Kredi Bankasi*	4,727,454	1,885,276

		59,130,910

United Arab Emirates — 0.2%
Abu Dhabi Islamic Bank PJSC	402,705	586,610
Aldar Properties PJSC	1,052,831	673,651
Arabtec Holding PJSC	132,659	66,822
Emaar Properties PJSC	823,034	956,873
Emirates NBD PJSC	17,670	57,733
National Bank of Ras Al-Khaimah PSC	9,000	11,664

		2,353,353

United Kingdom — 0.0%
Polyus PJSC GDR	4,377	257,586

United States — 0.1%
Central European Media Enterprises, Cl A*	18,121	81,273
Cosan, Cl A *	61,137	1,028,324

		1,109,597

TOTAL COMMON STOCK (Cost $1,029,260,738)		1,172,122,568

PREFERRED STOCK(C) — 0.4%

Brazil — 0.3%
Banco do Estado do Rio Grande do Sul	117,500	656,277
Cia de Transmissao de Energia Eletrica Paulista	34,467	202,393
Cia Energetica de Minas Gerais	710,261	2,410,336
Cia Paranaense de Energia, Cl B	25,600	355,036
Noxville Investimentos (A) (B)	455	—

		3,624,042

Colombia — 0.0%
Grupo Aval Acciones y Valores	192,164	78,742

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

PREFERRED STOCK(C) — continued
	Shares	Value

South Korea — 0.1%
CJ*	11,102	$581,127

TOTAL PREFERRED STOCK (Cost $3,928,194)		4,283,911

WARRANTS — 0.0%
	Number of Warrants

Thailand — 0.0%
Jasmine International, Expires 12/31/20*	1	—

TOTAL WARRANTS (Cost $—)		—

RIGHTS — 0.0%
	Number of Rights

Taiwan — 0.0%
Arcadyan Technology Corp, Expires 11/14/19*	16,987	12,389

United Arab Emirates — 0.0%
Emirates NBD PJSC, Expires 11/25/19 *	2,209	2,105

TOTAL RIGHTS (Cost $—)		14,494

TOTAL INVESTMENTS — 103.0% (Cost $1,033,188,932)		$1,176,420,973

Percentages are based on Net Assets of $1,142,513,339.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2019, was $0 and represented 0.0% of net assets.

(C)	Currently, no stated interest rate.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

The summary of input levels used to value the Portfolio’s net assets as of October 31, 2019 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$107,724,363	$—	$	—^	$107,724,363
Chile	20,897,530	—		—	20,897,530
China	374,131,076	—		—^	374,131,076
Colombia	11,788,525	—		—	11,788,525
Egypt	540,709	—		—	540,709
Greece	5,008,481	—		—	5,008,481
Hong Kong	33,176,087	—		—	33,176,087
Hungary	16,253,359	—		—	16,253,359
India	51,033,136	—		—	51,033,136
Indonesia	6,676,169	—		—	6,676,169
Malaysia	9,685,718	—		—	9,685,718
Mexico	11,309,647	—		—	11,309,647
Philippines	211,277	—		—	211,277
Poland	29,930,892	—		—	29,930,892
Qatar	253,910	—		—	253,910
Russia	51,141,587	—		—	51,141,587
South Africa	47,904,239	—		—	47,904,239
South Korea	200,071,072	—		—	200,071,072
Taiwan	104,076,742	—		—	104,076,742
Thailand	27,456,603	—		—	27,456,603
Turkey	59,130,910	—		—	59,130,910
United Arab Emirates	2,353,353	—		—	2,353,353
United Kingdom	257,586	—		—	257,586
United States	1,109,597	—		—	1,109,597

Total Common Stock	1,172,122,568	—		—^	1,172,122,568

Preferred Stock
Brazil	3,624,042	—		—^	3,624,042
Colombia	78,742	—		—	78,742
South Korea	581,127	—		—	581,127

Total Preferred Stock	4,283,911	—		—^	4,283,911

Warrants	—	—		—	—
Rights	14,494	—		—	14,494

Total Investments in Securities	$1,176,420,973	$—	$	—^	$1,176,420,973

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes securities in which the fair value is $0 or has been rounded to $0.

For the period ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments, at Value (Cost $1,033,188,932)	$1,176,420,973
Foreign Currency, at Value (Cost 5,245,245)	5,249,449
Cash	1,413,946
Receivable for Capital Shares Sold	2,608,968
Dividends and Interest Receivable	2,009,194
Reclaim Receivable	423,094
Receivable for Investment Securities Sold	417,220
Prepaid Expenses	24,140

Total Assets	1,188,566,984

Liabilities
Payable for Capital Shares Redeemed	41,528,114
Payable for Spot Contracts	2,674,084
Payable to Adviser	991,979
Accrued Foreign Capital Gains Tax on Appreciated Securities	246,186
Payable to Administrator	77,899
Shareholder Servicing Fees Payable - Investor Class	73,633
Shareholder Servicing Fees Payable - Y Class	5,086
Payable to Trustees	4,323
Chief Compliance Officer Fees Payable	2,094
Accrued Expenses	450,247

Total Liabilities	46,053,645

Net Assets	$1,142,513,339

Net Assets Consist of:
Paid-in Capital	$1,119,142,749
Total distributable earnings	23,370,590

Net Assets	$1,142,513,339

Investor Class Shares:
Net Assets	$625,488,471
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	32,219,320

Net Asset Value, Redemption and Offering Price Per Share *	$19.41

I Class Shares:
Net Assets	$496,661,910
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	25,555,308

Net Asset Value, Redemption and Offering Price Per Share *	$19.43

Y Class Shares:
Net Assets	$20,362,958
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,049,754

Net Asset Value, Redemption and Offering Price Per Share *	$19.40

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
FOR THE YEAR ENDED
OCTOBER 31, 2019

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$48,851,771
Interest	21,064
Less: Foreign Taxes Withheld	(4,613,066)

Total Investment Income	44,259,769

Expenses:
Investment Advisory Fees	12,862,254
Shareholder Servicing Fees - Investor Class	1,154,876
Administration Fees	964,497
Trustees’ Fees	16,574
Chief Compliance Officer Fees	6,064
Custodian Fees	1,004,899
Transfer Agent Fees	834,599
Printing Fees	159,474
Interest Expense	110,643
Filing and Registration Fees	52,560
Legal Fees	30,123
Audit Fees	23,300
Other Expenses	134,911

Total Expenses	17,354,774

Less:
Fees Paid Indirectly (Note 4)	(64,086)

Net Expenses	17,290,688

Net Investment Income	26,969,081

Net Realized Loss on:
Investments	(24,159,391)
Foreign Currency Transactions	(1,424,818)

Net Realized Loss	(25,584,209)

Net Change in Unrealized Appreciation on:
Investments	95,835,566
Foreign Capital Gains Tax on Appreciated Securities	452,601
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	24,174

Net Change in Unrealized Appreciation	96,312,341

Net Realized and Unrealized Gain	70,728,132

Net Increase in Net Assets Resulting from Operations	$97,697,213

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$26,969,081	$22,538,942
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(25,584,209)	19,715,549
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	96,312,341	(248,767,173)

Net Increase (Decrease) in Net Assets Resulting from Operations	97,697,213	(206,512,682)

Distributions:
Investor Class Shares	(14,052,701)	(9,877,767)
I Class Shares	(9,993,312)	(6,865,355)
Y Class Shares	(443,362)	(3)

Total Distributions	(24,489,375)	(16,743,125)

Capital Share Transactions(1):
Investor Class Shares:
Issued	200,826,447	537,587,432
Reinvestment of Distributions	12,321,065	8,293,622
Redemption Fees	19,576	54,720
Redeemed	(417,543,249)	(369,688,396)

Increase (Decrease) in Net Assets derived from Investor Class Transactions	(204,376,161)	176,247,378

I Class Shares:
Issued	226,599,553	347,296,462
Reinvestment of Distributions	9,036,776	6,003,327
Redemption Fees	6,415	10,767
Redeemed	(268,375,441)	(210,638,870)

Increase (Decrease) in Net Assets derived from I Class Transactions	(32,732,697)	142,671,686

Y Class Shares:
Issued	4,417,735	41,763,898
Reinvestment of Distributions	97,434	2
Redemption Fees	—	13,407
Redeemed	(10,279,442)	(11,322,521)

Increase (Decrease) in Net Assets derived from Y Class Transactions	(5,764,273)	30,454,786

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(242,873,131)	349,373,850

Total Increase (Decrease) in Net Assets	(169,665,293)	126,118,043

Net Assets:
Beginning of Year	1,312,178,632	1,186,060,589

End of Year	$1,142,513,339	$1,312,178,632

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

		Years Ended October 31,
Investor Class Shares	2019	2018	2017	2016	2015
Net Asset Value,
Beginning of Period	$18.35	$21.83	$17.42	$16.12	$19.30

Income from Operations:
Net Investment Income*	0.39	0.36	0.23	0.19	0.20
Net Realized and Unrealized Gain (Loss)	1.00	(3.55)	4.51	1.30	(3.17)

Total from Operations	1.39	(3.19)	4.74	1.49	(2.97)

Redemption Fees	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.00 ^

Dividends and Distributions from:
Net Investment Income .	(0.33)	(0.29)	(0.33)	(0.19)	(0.21)

Total Dividends and Distributions	(0.33)	(0.29)	(0.33)	(0.19)	(0.21)

Net Asset Value, End of Period	$19.41	$18.35	$21.83	$17.42	$16.12

Total Return †	7.72%	(14.85)%	27.84%	9.43%	(15.51)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$625,488	$789,483	$739,686	$1,077,790	$1,587,573
Ratio of Expenses to Average Net Assets(1)	1.40%	1.40%	1.42%	1.56%	1.51%
Ratio of Net Investment Income to Average Net Assets	2.07%	1.66%	1.23%	1.23%	1.10%
Portfolio Turnover Rate	48%	32%	40%	31%	32%

*	Per share amounts for the period are based on average outstanding shares.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Year or Period Presented

I Class Shares	2019	2018	2017‡
Net Asset Value, Beginning of Period	$18.38	$21.85	$17.42

Income from Operations:
Net Investment Income*	0.41	0.42	0.36
Net Realized and Unrealized Gain (Loss)	1.00	(3.56)	4.41

Total from Operations	1.41	(3.14)	4.77

Redemption Fees	0.00 ^	0.00 ^	0.00 ^

Dividends and Distributions from:
Net Investment Income	(0.36)	(0.33)	(0.34)

Total Dividends and Distributions	(0.36)	(0.33)	(0.34)

Net Asset Value, End of Period	$19.43	$18.38	$21.85

Total Return †	7.86%	(14.63)%	28.01%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$496,662	$497,707	$446,374
Ratio of Expenses to Average Net Assets(1)	1.25%	1.20%	1.21%
Ratio of Net Investment Income to Average Net Assets	2.13%	1.96%	1.81%
Portfolio Turnover Rate	48%	32%	40%

‡	I Class Shares commenced operations on October 31, 2016.
*	Per share amounts for the period are based on average outstanding shares.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Year or Period Presented

Y Class Shares	2019	2018	2017‡
Net Asset Value,
Beginning of Period	$18.34	$21.85		$17.42

Income from Operations:
Net Investment Income*	0.43	0.62		0.40
Net Realized and Unrealized Gain (Loss)	0.98	(3.82)		4.37

Total from Operations	1.41	(3.20)		4.77

Redemption Fees	—	0.02		—

Dividends and Distributions from:
Net Investment Income	(0.35)	(0.33)		(0.34)

Total Dividends and Distributions	(0.35)	(0.33)		(0.34)

Net Asset Value, End of Period	$19.40	$18.34		$21.85

Total Return †	7.89%	(14.81)%		28.01%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$20,363	$24,988	$	—^
Ratio of Expenses to Average Net Assets(1)	1.25%	1.27%		0.68%††
Ratio of Net Investment Income to Average Net Assets	2.26%	3.12%		2.08%
Portfolio Turnover Rate	48%	32%		40%

‡	Y Class Shares commenced operations on October 31, 2016.
*	Per share amounts for the period are based on average outstanding shares.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
††	Had assets been contributed, the ratio would have been 1.31%.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.
^	Amount rounds to less than one thousand.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 47 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging market country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio. The Portfolio is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of October 31, 2019, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $581,127 or 0.1% of Net Assets.

The Portfolio uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

For the year ended October 31, 2019, there have been no significant changes to the Portfolio’s fair value methodologies.

For details of the investment classification, refer to the Schedule of Investments.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2019, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2019, the Portfolio did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of October 31, 2019, the Portfolio did not hold any open forward foreign currency contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the year ended October 31, 2019, the Portfolio paid $964,497 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares and 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the year ended October 31, 2019, the Portfolio earned cash management credits of $64,086, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 2.50% of the Portfolio’s average daily net assets. The Adviser intends to continue these voluntary fee reductions and expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

6. Investment Transactions:

For the year ended October 31, 2019, the Portfolio made purchases of $605,258,428 and sales of $755,020,252 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Share Transactions:

	Year Ended October 31, 2019	Year Ended October 31, 2018
Investor Class Shares:
Issued	10,723,414	26,690,310
Reinvestment of Distributions	692,973	371,411
Redeemed	(22,212,578)	(17,932,017)

Net Increase (Decrease) in Shares Outstanding from Investor Class Share Transactions	(10,796,191)	9,129,704

I Class Shares:
Issued	11,819,476	16,295,380
Reinvestment of Distributions	508,254	268,966
Redeemed	(13,852,583)	(9,909,250)

Net Increase (Decrease) in Shares Outstanding from I Class Share Transactions	(1,524,853)	6,655,096

Y Class Shares:
Issued	231,645	1,934,905
Reinvestment of Distributions	5,492	—
Redeemed	(550,109)	(572,187)

Net Increase (Decrease) in Shares Outstanding from Y Class Share Transactions	(312,972)	1,362,718

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(12,634,016)	17,147,518

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $25 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire April 8, 2020. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the year ended October 31, 2019, the Portfolio had average borrowings of $10,568,947 over a period of 72 days at a weighted average interest rate of 5.413%. Interest accrued on the borrowings during the period was $110,643. As of October 31, 2019, the Portfolio had no borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income, accumulated net realized loss and paid-in-capital. These differences are due to foreign currency gains and losses, and sale of passive foreign investment companies (“PFIC”). During the year ended October 31, 2019, the Portfolio had no permanent differences.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2019	$24,489,375	$—	$24,489,375
2018	16,743,125	—	16,743,125

As of October 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$22,107,244
Capital Loss Carryforwards	(139,550,058)
Net Unrealized Appreciation	140,813,404
Other Temporary Differences	—

Total Accumulated Losses	$23,370,590

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The capital loss carryforwards with

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

no expiration are noted below:

Short-Term Loss	Long-Term Loss	Total Capital Loss Carryforwards

$ (139,550,058)	$ —	$ (139,550,058)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2019, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,035,337,246	$225,838,330	$(85,024,925)	$140,813,405

10. Concentration of Risk:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small capi-

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

talization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

11. Other:

As of October 31, 2019, 55% of the Portfolio’s Investor Class Shares outstanding were held by two record shareholders, 57% of the Portfolio’s I Class Shares were held by three record shareholders, and 84% of the Portfolio’s Y Class Shares outstanding were held by three record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

12. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the year and as of October 31, 2019, there were no securities on loan for the Portfolio.

13. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

14. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

15. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund

and Shareholders of Acadian Emerging Markets Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Acadian Emerging Markets Portfolio, a series of shares of beneficial interest in The Advisors’ Inner Circle Fund (the “Portfolio”), including the schedule of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Share Class	Financial Highlights

Investor Class	For each of the years in the five-year period ended October 31, 2019

I Class	For each of the years in the three-year period ended October 31, 2019 and for the one-day period of October 31, 2016 (commencement of share class operations)

Y Class	For each of the years in the three-year period ended October 31, 2019 and for the one-day period of October 31, 2016 (commencement of share class operations)

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Advisors’ Inner Circle Fund since 2013.

Philadelphia, Pennsylvania

December 24, 2019

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio/Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2019 to October 31, 2019).

The table below illustrates your Portfolio’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 05/01/19	Ending Account Value 10/31/19	Annualized Expense Ratios	Expenses Paid During Period*
Investor Class Shares
Actual Fund Return	$1,000.00	$983.30	1.43%	$7.15
Hypothetical 5% Return	1,000.00	1,018.00	1.43	7.27
I Class Shares
Actual Fund Return	$1,000.00	$984.30	1.28%	$6.40
Hypothetical 5% Return	1,000.00	1,018.75	1.28	6.51
Y Class Shares
Actual Fund Return	$1,000.00	$984.30	1.28%	$6.40
Hypothetical 5% Return	1,000.00	1,018.75	1.28	6.51

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

This page intentionally left blank.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years
INTERESTED TRUSTEES [3],[4]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.
N. Jeffrey Klauder (Born: 1952)	Trustee (Since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.
INDEPENDENT TRUSTEES [4]
Joseph T. Grause, Jr. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-226-6161. The following chart lists Trustees and Officers as of October 31, 2019.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of The Korea Fund, Inc.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
INDEPENDENT TRUSTEES
(continued)[3]
Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private investor since 1994.
Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.
Bruce Speca (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.
George J. Sullivan, Jr. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.
OFFICERS
Michael Beattie (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

None.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting, since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014
Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.
Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

Other Directorships

Held in the Past Five Years

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 21, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
OCTOBER 31, 2019

NOTICE TO SHAREHOLDERS (Unaudited)
Return Of Capital	Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Rec. Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividend(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit(6)
0.00%	0.00%	100.00%	100.00%	1.19%	100.00%	0.00%	0.10%	0.00%	15.85%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Portfolios to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Portfolio who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)

The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2019 amounting to $4,613,066 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2019, which shareholders of this Portfolio will receive in late January, 2020. In addition, for the fiscal year ended October 31, 2019, gross foreign source income amounted to $31,194,333 for the Portfolio.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-AR-001-1800

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts George Sullivan and Robert Mulhall, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$104,400	None	None	$104,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	$6,000	None	$57,000	$6,000	None	None
(d)	All Other Fees	None	None	$97,500	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$608,176	None	None	$936,860	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(3)	$11,559	None	None	$19,532	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$68,000	None	None	$170,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(4)	None	None	None	$89,000	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$113,300	None	None	$113,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to affiliates of the Funds.

(3)	Tax compliance services for Westwood Emerging Markets Fund.

(4)	Tax return preparation.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $160,500 and $6,000 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $11,559 and $19,532 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $89,000 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2019 and 2018, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to

Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 9, 2020

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: January 9, 2020

*	Print the name and title of each signing officer under his or her signature.